Fees Summary	Jun. 17, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 14,233,000
Previously Paid Amount	0
Total Fee Amount	2,179.08
Total Offset Amount	$ 0
Narrative Disclosure	The maximum amount of that offering is $14,233,000.
Net Fee	$ 2,179.08
Narrative - Max Aggregate Offering Price	$ 14,233,000
Final Prospectus	true